Contingent Liability	12 Months Ended
Dec. 31, 2025
Contingent Liability
Contingent Liability

Note 18.  Contingent Liability

The Company sells first lien 1-4 family residential mortgage loans under the MPF program with the FHLBB.  Under this program, the Company shares in the credit risk of each mortgage loan, while receiving fee income in return.  The Company is responsible for a CEO based on the credit quality of these loans.  FHLBB funds a FLA based on the Company's outstanding MPF mortgage balances.  This creates a laddered approach to sharing in any losses.  In the event of default, homeowner's equity, and private mortgage insurance, if any, are the first sources of repayment; the FHLBB's FLA funds are then utilized, followed by the participant’s CEO, with the balance of losses absorbed by FHLBB.  These loans must meet specific underwriting standards of the FHLBB.  As of December 31, 2025 and 2024, the Company had $13,662,665 and $15,992,124, respectively, in outstanding loans sold through the MPF program and on which the Company had a CEO.  As of December 31, 2025 and 2024, the notional amount of the maximum CEO related to this program was $325,354 and $325,802, respectively, and the accrued contingent liability for this CEO was $81,775 and $84,944, respectively for both periods.  The contingent liability is calculated by management based on the methodology used in calculating the ACL, adjusted to reflect the risk sharing arrangements with the FHLBB.